Provisions - Net defined benefit liability of the Biotest Group (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Biotest defined benefit plans
Pension plans
Net present value of defined benefit obligations	€ 91,491
Fair value of plan assets	(5,676)
Net defined benefit liability	85,815
Biotest defined benefit pension plans
Pension plans
Net present value of defined benefit obligations	80,445
Fair value of plan assets	(4,222)
Net defined benefit liability	76,223
Biotest defined benefit plans, similar obligations
Pension plans
Net present value of defined benefit obligations	11,046
Fair value of plan assets	(1,454)
Net defined benefit liability	€ 9,592